REVENUE AND COST OF SALES (Tables)	3 Months Ended
Mar. 31, 2023
REVENUE AND COST OF SALES
Schedule Of Revenue
	March 31, 2023	March 31, 2022
Concentrate sales	$9,992	$9,789
Provisional pricing adjustments	(167)	1,261
	$9,825	$11,050

Schedule Of Cost Of Sales
	March 31, 2023	March 31, 2022
Production costs	$7,304	$5,847
Depreciation and depletion	670	459
	$7,974	$6,306